Current and deferred tax - Summary of Reconciliation of Benefit (Expenses) of Income Tax and Social Contribution (Parentheticals) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Brazilian Tax rate	34.00%
Income tax benefit	$ 3,107	$ (4,025)	$ (9,472)
BRAZIL
Statements [Line Items]
Corporate tax rate	25.00%
Percentage Of Social Contribution On Net Profits rate	9.00%
UNITED STATES
Statements [Line Items]
Corporate tax rate	21.00%
Accumulated net operating losses	$ 64,867	55,780
Income tax benefit	$ 13,622	11,714
UNITED KINGDOM
Statements [Line Items]
Corporate tax rate	25.00%
Accumulated net operating losses	$ 69,902	46,463
Income tax benefit	$ 17,475	$ 9,398
ARGENTINA
Statements [Line Items]
Corporate tax rate	35.00%
COLOMBIA
Statements [Line Items]
Corporate tax rate	35.00%